Cover	May 16, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 16, 2024
Entity File Number	000-52304
Entity Registrant Name	Sino American Oil Co
Entity Central Index Key	0001367408
Entity Tax Identification Number	02-3717729
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	2123 Pioneer Ave
Entity Address, City or Town	Cheyenne
Entity Address, State or Province	WY
Entity Address, Postal Zip Code	82001
City Area Code	360
Local Phone Number	361-8066
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false